CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (148,964)	$ (117,640)	$ (845,441)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	0	113	4,846
Stock issued for service	0	0	14,680
Amortization of debt discount	0	0	421,169
Changes in assets and liabilities:
Deposit	14,034	551	(14,321)
Prepayment	0	1,324	17,019
Accounts payable	(2,525)	2,625	31,001
Accrued liabilities and other payables	71,774	30,463	132,932
Due to related parties	0	76,703	0
NET CASH USED IN OPERATING ACTIVITIES	(65,681)	(5,861)	(238,115)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	144,361	0	150,010
Proceeds from note payables	0	0	288,976
Proceeds from note payables - Related Parties	0	0	35,000
Repayments to related parties	(78,992)	0	(40,825)
Proceeds from related parties	1,235	0	0
Dissolution of subsidiaries	0	0	(185,822)
NET CASH PROVIDED BY FINANCING ACTIVITIES	66,604	0	247,339
Effect of exchange rate changes on cash and cash equivalents	15,422	(20)	(11,264)
NET INCREASE IN CASH	16,345	(5,881)	(2,040)
Cash and cash equivalents at beginning of year	545	6,426	8,466
Cash and cash equivalents at end of year	16,890	545	6,426
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Expenses paid by related parties	0	0	18,626
Services provided by related parties	0	0	66,000
Discount due to debt issued with warrants	0	0	159,237
Issuance of stock for loans and salary	0	0	4,109,355
Forgiveness of liability	0	0	382,080
SUPPLEMENTARY DISCLOSURE:
Income tax paid	0	0	0
Interest paid	$ 0	$ 0	$ 0